PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
Less: Accumulated Depreciation	$ (25,154)
Office Equipment [Member]
Property and equipment	$ 11,000	$ 11,000
Estimated useful life	1 year
Football Equipments [Member]
Property and equipment	$ 583,401	$ 507,133
Football Equipments [Member] | Minimum [Member]
Estimated useful life	1 year
Football Equipments [Member] | Maximum [Member]
Estimated useful life	5 years